Land use right, net (Tables)	12 Months Ended
Dec. 31, 2019
Land use right, net
Schedule of land use right, net

Land use right, net, consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2(d))
Land use right	101,007	101,007	14,509
Less: Accumulated amortization	(171)	(2,233)	(321)
Net book value	100,836	98,774	14,188